CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Statement of Comprehensive Income [Abstract]
NET INCOME	$ 49,517	$ 32,072
Pension and other postretirement benefit adjustments, net of income taxes of $1,825:
Amortization of net loss	4,087	0
Amortization of transition obligation	77	0
Amortization of prior service cost	(775)	0
OTHER COMPREHENSIVE INCOME	3,389	0
COMPREHENSIVE INCOME	$ 52,906	$ 32,072